UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

FORM N-Q

JULY 31, 2013

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited)	July 31, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 0.5%
Hyundai Mobis	2,410	$587,792

Automobiles - 2.7%
Fuji Heavy Industries Ltd.	12,000	296,844
Isuzu Motors Ltd.	82,000	583,740
Toyota Motor Corp.	42,000	2,560,923

Total Automobiles		3,441,507

Hotels, Restaurants & Leisure - 2.1%
Bally Technologies Inc.	14,200	1,017,856	*
Brinker International Inc.	40,600	1,630,090

Total Hotels, Restaurants & Leisure		2,647,946

Media - 4.8%
Comcast Corp., Class A Shares	23,200	1,045,856
ITV PLC	583,466	1,496,490
Naspers Ltd.	12,074	1,010,787
Rightmove PLC	15,925	588,932
Time Warner Cable Inc.	16,100	1,836,527

Total Media		5,978,592

Multiline Retail - 1.4%
Macy’s Inc.	19,800	957,132
Next PLC	9,968	756,675

Total Multiline Retail		1,713,807

Specialty Retail - 1.9%
Gap Inc.	25,650	1,177,335
PetSmart Inc.	3,400	248,948
TJX Cos. Inc.	19,400	1,009,576

Total Specialty Retail		2,435,859

TOTAL CONSUMER DISCRETIONARY		16,805,503

CONSUMER STAPLES - 9.4%
Food & Staples Retailing - 4.6%
CVS Caremark Corp.	22,000	1,352,780
Distribuidora Internacional de Alimentacion SA	128,820	1,067,328
Koninklijke Ahold NV	57,864	953,389
Kroger Co.	29,800	1,170,246
Wal-Mart Stores Inc.	16,800	1,309,392

Total Food & Staples Retailing		5,853,135

Household Products - 2.5%
Kimberly-Clark Corp.	5,500	543,400
Procter & Gamble Co.	23,260	1,867,778
Reckitt Benckiser Group PLC	10,713	762,544

Total Household Products		3,173,722

Tobacco - 2.3%
Altria Group Inc.	32,600	1,142,956
British American Tobacco PLC	20,883	1,113,796
Japan Tobacco Inc.	16,700	584,184

Total Tobacco		2,840,936

TOTAL CONSUMER STAPLES		11,867,793

ENERGY - 10.7%
Energy Equipment & Services - 2.8%
Ensco PLC, Class A Shares	12,640	724,778
Petroleum Geo-Services ASA	48,400	651,734
ShawCor Ltd.	12,200	548,174
TGS Nopec Geophysical Co. ASA	10,186	327,215

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2013

SECURITY	SHARES	VALUE
Energy Equipment & Services - 2.8% (continued)
Transocean Ltd.	26,750	$1,261,530

Total Energy Equipment & Services		3,513,431

Oil, Gas & Consumable Fuels - 7.9%
Enerplus Corp.	32,400	526,488
Exxon Mobil Corp.	15,190	1,424,063
OMV AG	29,224	1,293,281
Phillips 66	15,130	930,495
Polski Koncern Naftowy Orlen SA	56,656	770,197	*
Repsol YPF, SA	63,721	1,525,034
Royal Dutch Shell PLC, Class B Shares	62,915	2,219,981
Valero Energy Corp.	35,700	1,276,989

Total Oil, Gas & Consumable Fuels		9,966,528

TOTAL ENERGY		13,479,959

FINANCIALS - 21.7%
Capital Markets - 2.1%
Close Brothers Group PLC	65,535	1,041,814
Nomura Holdings Inc.	209,000	1,594,557

Total Capital Markets		2,636,371

Commercial Banks - 7.4%
Agricultural Bank of China Ltd., Class H Shares	470,000	190,288
Aozora Bank Ltd.	260,000	804,616	*
Bank of China Ltd., Class H Shares	2,087,000	871,871
China Construction Bank Corp., Class H Shares	505,000	377,011
China Merchants Bank Co., Ltd., Class H Shares	350,600	588,583
ICICI Bank Ltd., ADR	12,800	419,584
Industrial & Commercial Bank of China Ltd., Class H Shares	449,000	295,258
Mizuho Financial Group Inc.	645,500	1,338,336
National Bank of Canada	8,200	630,788
Nordea Bank AB	63,685	806,547
Oversea-Chinese Banking Corp. Ltd.	103,000	855,868
Sberbank of Russia, ADR	86,067	992,353
Sumitomo Mitsui Financial Group Inc.	23,600	1,081,054

Total Commercial Banks		9,252,157

Diversified Financial Services - 1.3%
JPMorgan Chase & Co.	28,900	1,610,597

Insurance - 9.4%
Admiral Group PLC	22,636	483,123
AFLAC Inc.	26,500	1,634,520
Allianz AG, Registered Shares	7,524	1,173,119
Allied World Assurance Co. Holdings AG	2,900	274,485
Allstate Corp.	27,300	1,391,754
American Financial Group Inc.	8,800	454,872
Assurant Inc.	8,300	449,528
AXA SA	48,324	1,065,571
Hannover Rueckversicherung AG	8,609	640,222
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	8,415	1,670,278
Prudential PLC	43,528	772,752
Swiss Re AG	13,078	1,041,492	*
T&D Holdings Inc.	42,600	539,951
Validus Holdings Ltd.	8,500	301,155

Total Insurance		11,892,822

Real Estate Management & Development - 0.7%
China Overseas Land & Investment Ltd.	168,000	483,058
China Resources Land Ltd.	162,000	444,917

Total Real Estate Management & Development		927,975

Thrifts & Mortgage Finance - 0.8%
Ocwen Financial Corp.	22,300	1,061,926	*

TOTAL FINANCIALS		27,381,848

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2013

SECURITY	SHARES	VALUE
HEALTH CARE - 9.7%
Biotechnology - 1.0%
Amgen Inc.	6,500	$703,885
Celgene Corp.	3,660	537,508	*

Total Biotechnology		1,241,393

Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	14,000	512,820
Baxter International Inc.	5,800	423,632
Becton, Dickinson & Co.	10,090	1,046,535
Medtronic Inc.	14,300	789,932

Total Health Care Equipment & Supplies		2,772,919

Health Care Providers & Services - 2.0%
LifePoint Hospitals Inc.	13,600	668,576	*
McKesson Corp.	12,900	1,582,314
Suzuken Co., Ltd.	7,600	237,912

Total Health Care Providers & Services		2,488,802

Pharmaceuticals - 4.5%
AbbVie Inc.	14,000	636,720
Bayer AG, Registered Shares	4,191	487,020
Novo Nordisk A/S, Class B Shares	7,329	1,239,754
Orion OYJ, Class B Shares	26,193	640,815
Roche Holding AG	7,903	1,947,035
Salix Pharmaceuticals Ltd.	10,620	784,818	*

Total Pharmaceuticals		5,736,162

TOTAL HEALTH CARE		12,239,276

INDUSTRIALS - 12.5%
Aerospace & Defense - 7.0%
Alliant Techsystems Inc.	4,700	437,570
BAE Systems PLC	137,143	930,276
Boeing Co.	21,500	2,259,650
Cobham PLC	27,884	121,996
Lockheed Martin Corp.	14,200	1,705,704
Northrop Grumman Corp.	16,000	1,472,960
Raytheon Co.	25,700	1,846,288

Total Aerospace & Defense		8,774,444

Airlines - 0.6%
Alaska Air Group Inc.	13,700	838,029	*

Construction & Engineering - 0.2%
Vinci SA	5,651	305,148

Electrical Equipment - 0.4%
Emerson Electric Co.	7,800	478,686

Machinery - 1.2%
Duerr AG	14,120	943,547
Tata Motors Ltd., ADR	22,050	530,082

Total Machinery		1,473,629

Marine - 0.5%
AP Moller - Maersk A/S	79	619,679

Road & Rail - 2.1%
Central Japan Railway Co.	7,300	896,190
East Japan Railway Co.	21,500	1,732,561

Total Road & Rail		2,628,751

Trading Companies & Distributors - 0.5%
Itochu Corp.	55,300	658,562

TOTAL INDUSTRIALS		15,776,928

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2013

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 11.0%
Communications Equipment - 2.7%
Brocade Communications Systems Inc.	150,500	$1,002,330	*
Cisco Systems Inc.	94,000	2,401,700

Total Communications Equipment		3,404,030

Computers & Peripherals - 2.8%
Apple Inc.	5,500	2,488,750
Western Digital Corp.	16,300	1,049,394

Total Computers & Peripherals		3,538,144

Electronic Equipment, Instruments & Components - 0.2%
Avnet Inc.	6,900	259,923	*

Internet Software & Services - 0.8%
AOL Inc.	26,400	972,576	*

IT Services - 0.8%
Computer Sciences Corp.	11,000	524,260
Western Union Co.	22,800	409,488

Total IT Services		933,748

Semiconductors & Semiconductor Equipment - 1.4%
Samsung Electronics Co., Ltd.	616	701,854
Texas Instruments Inc.	27,020	1,059,184

Total Semiconductors & Semiconductor Equipment		1,761,038

Software - 2.3%
Microsoft Corp.	76,300	2,428,629
Symantec Corp.	19,000	506,920

Total Software		2,935,549

TOTAL INFORMATION TECHNOLOGY		13,805,008

MATERIALS - 5.9%
Chemicals - 4.3%
BASF SE	17,213	1,526,468
CF Industries Holdings Inc.	1,600	313,616
LyondellBasell Industries NV, Class A Shares	22,750	1,563,152
Monsanto Co.	6,900	681,582
Nissan Chemical Industries Ltd.	34,500	478,511
PPG Industries Inc.	3,400	545,496
Yara International ASA	6,593	296,041

Total Chemicals		5,404,866

Metals & Mining - 0.2%
Nevsun Resources Ltd.	67,400	227,051

Paper & Forest Products - 1.4%
International Paper Co.	15,540	750,737
Mondi PLC	70,919	1,056,200

Total Paper & Forest Products		1,806,937

TOTAL MATERIALS		7,438,854

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.4%
Nippon Telegraph & Telephone Corp.	16,500	831,657
Telstra Corp., Ltd.	199,160	893,284

Total Diversified Telecommunication Services		1,724,941

Wireless Telecommunication Services - 0.5%
America Movil SAB de CV, Series L Shares, ADR	31,100	652,478

TOTAL TELECOMMUNICATION SERVICES		2,377,419

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2013

SECURITY	SHARES	VALUE
UTILITIES - 2.1%
Electric Utilities - 0.6%
Spark Infrastructure Group	462,674	$742,336

Gas Utilities - 0.5%
Tokyo Gas Co., Ltd.	118,000	649,596

Multi-Utilities - 1.0%
GDF Suez	58,094	1,218,790

TOTAL UTILITIES		2,610,722

TOTAL COMMON STOCKS (Cost - $100,882,391)		123,783,310

MASTER LIMITED PARTNERSHIPS - 0.9%
Oil & Gas - 0.4%
Northern Tier Energy LP	21,480	540,222

Refining - 0.5%
CVR Refining LP	21,000	609,840

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $1,122,271)		1,150,062

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $102,004,662)		124,933,372

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.9%
Repurchase Agreements - 0.9%
Interest in $251,705,000 joint tri-party repurchase agreement dated 7/31/13 with Deutsche Bank Securities Inc.; Proceeds at maturity - $1,109,002; (Fully collateralized by various U.S. government obligations, 1.375% to 2.125% due 11/30/14 to 11/30/15; Market value - $1,131,180) (Cost - $1,109,000)	0.080%	8/1/13	$1,109,000	1,109,000

TOTAL INVESTMENTS - 100.1% (Cost - $103,113,662#)				126,042,372
Liabilities in Excess of Other Assets - (0.1)%				(131,552)

TOTAL NET ASSETS - 100.0%				$125,910,820

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2013

Summary of Investments by Country **

United States	50.5%
Japan	11.8
United Kingdom	7.2
Germany	5.1
China	2.6
Netherlands	2.5
Switzerland	2.4
Spain	2.1
France	2.1
Canada	1.5
Denmark	1.5
Australia	1.3
Austria	1.0
South Korea	1.0
Norway	1.0
South Africa	0.8
Russia	0.8
India	0.8
Singapore	0.7
Sweden	0.6
Poland	0.6
Mexico	0.5
Finland	0.5
Bermuda	0.2
Short-Term Investments	0.9

100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of July 31, 2013 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (Level 3)	TOTAL
Long-term investments†:
Common stocks	$123,783,310	—	—	$123,783,310
Master limited partnerships	1,150,062	—	—	1,150,062

Total long-term investments	$124,933,372	—	—	$124,933,372

Short-term investments†	—	$1,109,000	—	1,109,000

Total investments	$124,933,372	$1,109,000	—	$126,042,372

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Notes to Schedule of Investments (unaudited) (continued)

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Securities pledged as collateral, if any, to cover the obligations of the Fund under derivative contracts, are noted in the Schedule of Investments.

As of July 31, 2013, the Fund did not have any open derivative transactions with credit related contingent features in a net liability position.

(g) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$25,183,741
Gross unrealized depreciation	(2,255,031)

Net unrealized appreciation	$22,928,710

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

At July 31, 2013, the Fund did not have any derivative instruments outstanding.

Notes to Schedule of Investments (unaudited) (continued)

During the period ended July 31, 2013, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)†	$415,412
Forward foreign currency contracts (to sell)†	2,486,463

†	At July 31, 2013, there were no open positions held in this derivative.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	September 20, 2013

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 20, 2013